Basic and Diluted Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Loss attributable to common shareholders	$ 15,957	$ 64,865
Weighted average number of common shares outstanding	312,265,000	300,511,000